ACQUISITION (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
Dec. 11, 2012
Interline New Jersey [Member] | JanPak, Inc. [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Purchase of business, net of cash acquired	$ 82,500
Number of Distribution Centers	16
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Accounts receivable	24,765
Inventories	20,460
Prepaid expenses and other current assets	4,462
Property and equipment	4,822
Goodwill	18,179
Intangible Assets	32,600
Other assets	37
Total assets acquired	105,325
Current liabilities	9,456
Other liabilities	13,369
Total liabilities assumed	22,825
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 82,500
JanPak, Inc. [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Maximum term from date of merger fair values determined	1 year